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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8037

ADVISORONE FUNDS

________________________________________________________________________

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE   68137

  (Address of principal executive offices)

             (Zip code)

ADVISORONE FUNDS

4020 South 147th Street

Omaha, NE 68137

(402) 493-3313

 Brian Nielsen, Secretary

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 811-0225

Date of fiscal year end:  April 30

Date of reporting period:  July 1, 2003 - June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( §§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

COMMENTS:

Each of the AdvisorOne Funds is a  "Fund of Funds" and, as such, invests primarily in other investment companies .

The Amerigo Fund was not entitled to vote on any matters relating to a portfolio security considered at any shareholder meeting during the year ended June 30, 2004.

The CMG High Income Plus Fund was not entitled to vote on any matters relating to a portfolio security considered at any shareholder meeting during the year ended June 30, 2004.

The Clermont Fund voted on the matter(s) as set forth on the attached table for the year ended June 30, 2004.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2004 with respect to which the Registrant was entitled to vote:

          (a). The name of the issuer of the portfolio security;

          (b). The exchange ticker symbol of the portfolio security;

          (c). The Council on Uniform Securities Identification Procedures ("CUSIP")

                 number for the portfolio security;

          (d). The shareholder meeting date;

          (e). A brief identification of the matter voted on;

          (f). Whether the matter was proposed by the issuer or by a security holder;

          (g). Whether the Registrant cast its vote on the matter;

          (h). How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i). Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) :

ADVISORONE FUNDS

By : (Signature and Title)*

/S/ W. Patrick Clarke

W. Patrick Clarke, President

Date :

August 25, 2004

* Print the name and title of each signing officer under his or her signature.

ADVISORONE FUNDS: CLERMONT FUND								Item 1, Exhibit A1
Investment Company Act file number: 811-8037
July 1, 2003 - June 30, 2004

N-PX Form Requirements
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
1	Templeton Global Income Fund, Inc.	XGIMX	880198106	2/27/2004	1) To vote for election of nominees to serve as Directors	Issuer	Yes	Abstain	N/A
					2) To approve agreement and plan of reorganization from a Maryland corporation to a Delaware Statutory Trust	Issuer	Yes	Abstain	N/A
					3) To amend Fund's fundamental Investment Restriction regarding borrowing and issuing Senior Securities	Issuer	Yes	Abstain	N/A
					4) To amend Fund's fundamental Investment Restriction regarding industry concentration	Issuer	Yes	Abstain	N/A
					5) To amend Fund's fundamental Investment Restriction regarding investments in commodities	Issuer	Yes	Abstain	N/A
					6) To amend Fund's fundamental Investment Restriction regarding investments in real estate	Issuer	Yes	Abstain	N/A
					7) To amend Fund's fundamental Investment Restriction regarding lending	Issuer	Yes	Abstain	N/A
					8) To amend Fund's fundamental Investment Restriction regarding underwriting	Issuer	Yes	Abstain	N/A
					9) To approve the elimination of certain of the Fund's fundamental investment restrictions	Issuer	Yes	Abstain	N/A

ADVISORONE FUNDS: AMERIGO FUND							Item 1, Exhibit A2
Investment Company Act file number: 811-8037
July 1, 2003 - June 30, 2004

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA	NA

ADVISORONE FUNDS: CMG HIGH INCOME PLUS FUND							Item 1, Exhibit A3
Investment Company Act file number: 811-8037
July 1, 2003 - June 30, 2004

N-PX Form Requirements
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
NA	NA	NA	NA	NA	NA	NA	NA	NA